S000071703 [Member] Average Annual Total Returns		12 Months Ended	44 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	(0.20%)
Municipal Swap Index (SIFMA) (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.38%	2.16%
Series V Portfolio
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	2.13%
Performance Inception Date			May 05, 2021
Series V Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	2.13%
Performance Inception Date			May 05, 2021
Series V Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	2.14%
Performance Inception Date			May 05, 2021

[1]	The Fund has added this broad-based index in response to new regulatory requirements.